JPMorgan U.S. Small Company Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Aerospace & Defense — 1.1%
AeroVironment, Inc. *	8	2,588
Archer Aviation, Inc., Class A * (a)	175	1,676
Firefly Aerospace, Inc. *	64	1,874
Moog, Inc., Class A	10	2,070
Park Aerospace Corp.	18	356
Rocket Lab Corp. *	31	1,501
StandardAero, Inc. *	30	831
		10,896
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	81	476
Automobile Components — 1.8%
Adient plc *	159	3,828
Dana, Inc.	111	2,215
Garrett Motion, Inc. (Switzerland)	183	2,498
Modine Manufacturing Co. *	49	6,923
Phinia, Inc.	37	2,159
		17,623
Banks — 9.7%
Amalgamated Financial Corp.	6	176
Amerant Bancorp, Inc.	33	635
Ameris Bancorp	51	3,723
Associated Banc-Corp.	15	398
Atlantic Union Bankshares Corp.	10	346
Axos Financial, Inc. *	27	2,287
Banc of California, Inc.	182	3,011
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	109	4,681
BankUnited, Inc.	20	753
BayCom Corp.	3	90
Beacon Financial Corp.	28	661
Bridgewater Bancshares, Inc. *	19	342
Burke & Herbert Financial Services Corp.	4	238
Business First Bancshares, Inc.	38	902
Byline Bancorp, Inc.	88	2,442
Cadence Bank	18	660
Capital City Bank Group, Inc.	5	194
Capitol Federal Financial, Inc.	28	180
Central Pacific Financial Corp.	12	371
ChoiceOne Financial Services, Inc.	8	235
CNB Financial Corp.	47	1,141
ConnectOne Bancorp, Inc.	82	2,028
Customers Bancorp, Inc. *	69	4,496
Dime Community Bancshares, Inc.	10	301
Eastern Bankshares, Inc.	228	4,147
Enterprise Financial Services Corp.	48	2,783
Equity Bancshares, Inc., Class A	52	2,126
FB Financial Corp.	9	521

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Financial Institutions, Inc.	54	1,473
First BanCorp (Puerto Rico)	126	2,772
First Financial Bancorp	14	344
First Financial Corp.	18	1,018
First Interstate BancSystem, Inc., Class A	8	240
First Merchants Corp.	45	1,706
First Mid Bancshares, Inc.	29	1,101
Hancock Whitney Corp.	23	1,444
Hanmi Financial Corp.	60	1,477
HBT Financial, Inc.	4	89
Heritage Commerce Corp.	166	1,647
Hilltop Holdings, Inc.	35	1,156
HomeTrust Bancshares, Inc.	5	200
Horizon Bancorp, Inc.	45	719
Independent Bank Corp.	11	785
Mercantile Bank Corp.	34	1,539
Metropolitan Bank Holding Corp.	25	1,841
Mid Penn Bancorp, Inc.	3	88
MidWestOne Financial Group, Inc.	19	526
National Bank Holdings Corp., Class A	13	488
Northrim BanCorp, Inc.	24	524
OceanFirst Financial Corp.	118	2,073
OFG Bancorp (Puerto Rico)	42	1,822
Old National Bancorp	154	3,380
Old Second Bancorp, Inc.	92	1,591
Origin Bancorp, Inc.	19	644
Pathward Financial, Inc.	52	3,860
Peapack-Gladstone Financial Corp.	10	280
Pinnacle Financial Partners, Inc.	3	261
Provident Financial Services, Inc.	18	351
QCR Holdings, Inc.	32	2,399
Renasant Corp.	16	605
Simmons First National Corp., Class A	47	902
SmartFinancial, Inc.	5	187
South Plains Financial, Inc.	70	2,724
Southern Missouri Bancorp, Inc.	6	334
Southside Bancshares, Inc.	17	489
SOUTHSTATE BANK Corp.	6	600
Texas Capital Bancshares, Inc. *	10	860
Towne Bank	31	1,057
TriCo Bancshares	17	758
Trustmark Corp.	6	253
UMB Financial Corp.	17	2,003
United Bankshares, Inc.	14	502
United Community Banks, Inc.	11	349
Unity Bancorp, Inc.	11	537
Univest Financial Corp.	22	658

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Veritex Holdings, Inc.	18	595
WesBanco, Inc.	22	689
Wintrust Financial Corp.	12	1,645
WSFS Financial Corp.	8	434
		93,887
Beverages — 0.2%
Primo Brands Corp.	26	563
Vita Coco Co., Inc. (The) *	35	1,489
		2,052
Biotechnology — 7.2%
ACADIA Pharmaceuticals, Inc. *	71	1,514
Akero Therapeutics, Inc. *	70	3,335
Alkermes plc *	102	3,045
Amicus Therapeutics, Inc. *	217	1,714
Arrowhead Pharmaceuticals, Inc. *	150	5,165
Avidity Biosciences, Inc. *	74	3,210
BioCryst Pharmaceuticals, Inc. *	161	1,219
Bridgebio Pharma, Inc. *	54	2,818
Catalyst Pharmaceuticals, Inc. *	85	1,674
Celldex Therapeutics, Inc. *	20	529
CG oncology, Inc. *	71	2,857
CRISPR Therapeutics AG (Switzerland) * (a)	48	3,123
Dynavax Technologies Corp. *	115	1,142
Halozyme Therapeutics, Inc. *	25	1,828
Janux Therapeutics, Inc. *	55	1,339
Korro Bio, Inc. * (a)	79	3,766
Krystal Biotech, Inc. *	13	2,379
Kymera Therapeutics, Inc. *	58	3,301
Madrigal Pharmaceuticals, Inc. *	10	4,714
Mirum Pharmaceuticals, Inc. *	14	995
Nuvalent, Inc., Class A *	11	908
ORIC Pharmaceuticals, Inc. *	260	3,121
Prothena Corp. plc (Ireland) *	173	1,690
PTC Therapeutics, Inc. *	22	1,366
Scholar Rock Holding Corp. *	71	2,643
Travere Therapeutics, Inc. *	83	1,978
Twist Bioscience Corp. *	6	177
Tyra Biosciences, Inc. * (a)	24	334
Vaxcyte, Inc. *	118	4,268
Veracyte, Inc. *	97	3,314
		69,466
Broadline Retail — 0.1%
Kohl's Corp. (a)	60	922
Building Products — 1.3%
Apogee Enterprises, Inc.	11	471

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — continued
Griffon Corp.	59	4,517
Masterbrand, Inc. *	48	629
Resideo Technologies, Inc. *	82	3,556
Simpson Manufacturing Co., Inc.	2	353
UFP Industries, Inc.	29	2,711
		12,237
Capital Markets — 1.9%
Acadian Asset Management, Inc.	10	473
BGC Group, Inc., Class A	277	2,625
Bullish (Cayman Islands) *	32	2,053
DigitalBridge Group, Inc.	56	651
Donnelley Financial Solutions, Inc. *	33	1,698
Marex Group plc (United Kingdom)	46	1,541
Moelis & Co., Class A	13	913
Piper Sandler Cos.	4	1,555
StepStone Group, Inc., Class A	6	368
StoneX Group, Inc. *	40	4,053
Victory Capital Holdings, Inc., Class A	15	986
Virtus Investment Partners, Inc.	7	1,305
		18,221
Chemicals — 1.9%
Avient Corp.	35	1,150
Balchem Corp.	25	3,747
Chemours Co. (The)	49	779
Ecovyst, Inc. *	15	133
Hawkins, Inc.	6	1,145
HB Fuller Co.	54	3,192
Innospec, Inc.	19	1,443
Mativ Holdings, Inc.	83	941
Orion SA (Germany)	81	611
Perimeter Solutions, Inc. *	188	4,222
Quaker Chemical Corp.	8	1,057
		18,420
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	97	4,478
ACV Auctions, Inc., Class A *	238	2,361
Brink's Co. (The)	18	2,030
Cimpress plc (Ireland) *	7	446
MillerKnoll, Inc.	71	1,261
Steelcase, Inc., Class A	125	2,150
Tetra Tech, Inc.	72	2,396
		15,122
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. *	119	1,121
Clearfield, Inc. *	71	2,426

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — continued
CommScope Holding Co., Inc. *	117	1,804
Extreme Networks, Inc. *	47	974
NETGEAR, Inc. *	38	1,232
Viasat, Inc. *	38	1,119
		8,676
Construction & Engineering — 5.2%
API Group Corp. *	165	5,680
Arcosa, Inc.	33	3,121
Dycom Industries, Inc. *	24	6,888
Fluor Corp. *	75	3,136
Granite Construction, Inc.	11	1,224
IES Holdings, Inc. *	7	2,800
Matrix Service Co. *	60	786
MYR Group, Inc. *	33	6,863
NWPX Infrastructure, Inc. *	8	410
Orion Group Holdings, Inc. *	74	617
Primoris Services Corp.	67	9,136
Sterling Infrastructure, Inc. *	20	6,894
Tutor Perini Corp. *	33	2,171
		49,726
Consumer Finance — 1.0%
Enova International, Inc. *	40	4,626
FirstCash Holdings, Inc.	6	961
LendingClub Corp. *	37	569
LendingTree, Inc. *	4	248
Navient Corp.	21	280
Nelnet, Inc., Class A	4	489
NerdWallet, Inc., Class A *	17	183
PROG Holdings, Inc.	27	873
Upstart Holdings, Inc. * (a)	34	1,710
		9,939
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The)	22	874
Chefs' Warehouse, Inc. (The) *	36	2,095
Sprouts Farmers Market, Inc. *	10	1,149
		4,118
Containers & Packaging — 0.3%
Greif, Inc., Class A	28	1,683
O-I Glass, Inc. *	101	1,310
		2,993
Distributors — 0.1%
GigaCloud Technology, Inc., Class A (Hong Kong) * (a)	44	1,257
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc. *	21	3,198

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — continued
Laureate Education, Inc., Class A *	86	2,715
McGraw Hill, Inc. *	255	3,195
OneSpaWorld Holdings Ltd. (Bahamas)	93	1,968
Stride, Inc. *	23	3,429
Udemy, Inc. *	296	2,075
		16,580
Diversified REITs — 1.0%
Alexander & Baldwin, Inc.	189	3,440
American Assets Trust, Inc.	17	349
Armada Hoffler Properties, Inc.	4	29
Broadstone Net Lease, Inc.	110	1,965
Essential Properties Realty Trust, Inc.	134	3,981
		9,764
Diversified Telecommunication Services — 0.4%
Globalstar, Inc. *	14	504
Iridium Communications, Inc.	11	193
Lumen Technologies, Inc. *	565	3,461
		4,158
Electric Utilities — 1.1%
Genie Energy Ltd., Class B	20	301
IDACORP, Inc.	25	3,273
Oklo, Inc. * (a)	13	1,424
Otter Tail Corp.	35	2,885
Portland General Electric Co.	55	2,408
		10,291
Electrical Equipment — 1.4%
Atkore, Inc.	29	1,823
Bloom Energy Corp., Class A *	24	2,044
EnerSys	44	4,929
Fluence Energy, Inc. * (a)	39	422
NEXTracker, Inc., Class A *	18	1,319
NuScale Power Corp. * (a)	20	707
Sunrun, Inc. *	60	1,038
Thermon Group Holdings, Inc. *	46	1,244
		13,526
Electronic Equipment, Instruments & Components — 3.0%
Arlo Technologies, Inc. *	159	2,691
Fabrinet (Thailand) *	15	5,397
Insight Enterprises, Inc. *	20	2,314
Knowles Corp. *	98	2,284
nLight, Inc. *	54	1,592
Plexus Corp. *	24	3,443
Sanmina Corp. *	71	8,132

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
ScanSource, Inc. *	26	1,164
Vishay Intertechnology, Inc.	125	1,916
		28,933
Energy Equipment & Services — 1.3%
Bristow Group, Inc. *	13	462
Cactus, Inc., Class A	6	236
Forum Energy Technologies, Inc. *	49	1,316
Liberty Energy, Inc.	191	2,353
Noble Corp. plc	31	863
Oceaneering International, Inc. *	66	1,636
Oil States International, Inc. *	212	1,287
Patterson-UTI Energy, Inc.	65	338
ProPetro Holding Corp. *	66	348
Ranger Energy Services, Inc., Class A	74	1,038
Transocean Ltd. *	450	1,403
Valaris Ltd. *	11	546
Weatherford International plc	14	970
		12,796
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A * (a)	230	667
Eventbrite, Inc., Class A *	305	768
IMAX Corp. *	14	445
Playtika Holding Corp.	118	461
		2,341
Financial Services — 3.0%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	36	1,678
Burford Capital Ltd.	138	1,645
Compass Diversified Holdings	9	61
Enact Holdings, Inc.	34	1,309
Essent Group Ltd.	38	2,406
EVERTEC, Inc. (Puerto Rico)	61	2,056
HA Sustainable Infrastructure Capital, Inc.	70	2,165
Jackson Financial, Inc., Class A	38	3,808
Marqeta, Inc., Class A *	402	2,121
Merchants Bancorp	9	278
Mr. Cooper Group, Inc.	10	2,137
NMI Holdings, Inc., Class A *	46	1,778
PennyMac Financial Services, Inc.	21	2,659
Radian Group, Inc.	62	2,257
Sezzle, Inc. * (a)	14	1,080
Walker & Dunlop, Inc.	23	1,901
		29,339
Food Products — 0.7%
Cal-Maine Foods, Inc.	23	2,113
Dole plc	88	1,188

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Fresh Del Monte Produce, Inc.	23	793
Simply Good Foods Co. (The) *	60	1,494
SunOpta, Inc. (Canada) *	128	750
Vital Farms, Inc. *	11	440
		6,778
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	17	2,232
New Jersey Resources Corp.	63	3,034
ONE Gas, Inc.	41	3,313
Southwest Gas Holdings, Inc.	44	3,467
		12,046
Ground Transportation — 0.0% ^
Hertz Global Holdings, Inc. *	35	239
Health Care Equipment & Supplies — 2.7%
AtriCure, Inc. *	58	2,056
Avanos Medical, Inc. *	144	1,663
Axogen, Inc. *	74	1,324
Ceribell, Inc. *	113	1,296
Embecta Corp.	37	522
Glaukos Corp. *	27	2,192
Haemonetics Corp. *	32	1,578
Inogen, Inc. *	122	993
Integra LifeSciences Holdings Corp. *	70	1,007
iRhythm Technologies, Inc. *	16	2,802
Lantheus Holdings, Inc. *	22	1,139
Omnicell, Inc. *	45	1,365
OraSure Technologies, Inc. *	444	1,424
Outset Medical, Inc. * (a)	44	617
Pulmonx Corp. *	174	282
SI-BONE, Inc. *	38	556
Sight Sciences, Inc. *	15	51
TransMedics Group, Inc. *	17	1,945
Treace Medical Concepts, Inc. *	502	3,366
		26,178
Health Care Providers & Services — 2.0%
Addus HomeCare Corp. *	4	489
BrightSpring Health Services, Inc. *	36	1,054
Concentra Group Holdings Parent, Inc.	65	1,353
Ensign Group, Inc. (The)	23	3,951
GeneDx Holdings Corp. *	5	520
Hinge Health, Inc., Class A *	62	3,034
National HealthCare Corp.	7	807
NeoGenomics, Inc. *	37	284
Option Care Health, Inc. *	74	2,070
Pediatrix Medical Group, Inc. *	36	611

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Progyny, Inc. *	108	2,329
Surgery Partners, Inc. *	14	307
US Physical Therapy, Inc.	23	2,003
		18,812
Health Care REITs — 0.5%
American Healthcare REIT, Inc.	8	323
CareTrust REIT, Inc.	84	2,895
Community Healthcare Trust, Inc.	13	197
Sabra Health Care REIT, Inc.	72	1,350
		4,765
Health Care Technology — 0.5%
Health Catalyst, Inc. *	215	614
HealthStream, Inc.	75	2,109
HeartFlow, Inc. *	13	424
Teladoc Health, Inc. *	196	1,518
		4,665
Hotel & Resort REITs — 0.9%
Chatham Lodging Trust	191	1,281
DiamondRock Hospitality Co.	151	1,202
Ryman Hospitality Properties, Inc.	41	3,690
Xenia Hotels & Resorts, Inc.	160	2,194
		8,367
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. *	73	812
Biglari Holdings, Inc., Class B *	5	1,532
BJ's Restaurants, Inc. *	30	919
Black Rock Coffee Bar, Inc., Class A * (a)	7	162
Brightstar Lottery plc	76	1,311
Brinker International, Inc. *	10	1,246
Hilton Grand Vacations, Inc. *	37	1,528
Jack in the Box, Inc. (a)	94	1,867
Life Time Group Holdings, Inc. *	70	1,932
Monarch Casino & Resort, Inc.	22	2,344
Red Rock Resorts, Inc., Class A	17	1,016
Shake Shack, Inc., Class A *	23	2,195
United Parks & Resorts, Inc. *	28	1,441
		18,305
Household Durables — 1.7%
Beazer Homes USA, Inc. *	18	442
Cavco Industries, Inc. *	2	1,005
Century Communities, Inc.	11	698
Green Brick Partners, Inc. *	17	1,278
Installed Building Products, Inc.	8	2,032
KB Home	28	1,773
M/I Homes, Inc. *	15	2,205

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Meritage Homes Corp.	18	1,259
Taylor Morrison Home Corp. *	42	2,764
Tri Pointe Homes, Inc. *	91	3,092
		16,548
Household Products — 0.1%
Central Garden & Pet Co., Class A *	33	966
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc.	14	374
Clearway Energy, Inc., Class C	36	1,020
		1,394
Industrial REITs — 0.2%
LXP Industrial Trust	171	1,529
Plymouth Industrial REIT, Inc.	32	714
		2,243
Insurance — 1.2%
Accelerant Holdings, Class A (Cayman Islands) *	69	1,024
CNO Financial Group, Inc.	57	2,272
Fidelis Insurance Holdings Ltd. (United Kingdom)	79	1,436
Hamilton Insurance Group Ltd., Class B (Bermuda) *	21	528
Heritage Insurance Holdings, Inc. *	9	225
Oscar Health, Inc., Class A *	99	1,870
Palomar Holdings, Inc. *	3	314
RLI Corp.	13	858
Safety Insurance Group, Inc.	14	971
Selective Insurance Group, Inc.	11	899
SiriusPoint Ltd. (Sweden) *	33	594
Skyward Specialty Insurance Group, Inc. *	6	293
		11,284
Interactive Media & Services — 0.7%
Cargurus, Inc. *	77	2,884
Cars.com, Inc. *	21	251
Nextdoor Holdings, Inc. *	86	180
QuinStreet, Inc. *	31	473
Yelp, Inc. *	79	2,479
		6,267
IT Services — 0.5%
Applied Digital Corp. * (a)	77	1,776
ASGN, Inc. *	20	926
Unisys Corp. *	320	1,248
Whitefiber, Inc. *	40	1,077
		5,027
Leisure Products — 0.4%
Funko, Inc., Class A *	214	737
MasterCraft Boat Holdings, Inc. *	8	172

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Leisure Products — continued
Peloton Interactive, Inc., Class A *	239	2,147
Polaris, Inc.	17	995
		4,051
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A *	143	1,667
CryoPort, Inc. *	77	732
OmniAb, Inc. *	48	77
		2,476
Machinery — 1.7%
Atmus Filtration Technologies, Inc.	40	1,815
Blue Bird Corp. *	26	1,484
Greenbrier Cos., Inc. (The)	2	107
Kennametal, Inc.	43	900
Mueller Industries, Inc.	33	3,371
Terex Corp.	47	2,409
Titan International, Inc. *	96	722
Watts Water Technologies, Inc., Class A	19	5,290
Worthington Enterprises, Inc.	3	163
		16,261
Marine Transportation — 0.2%
Costamare, Inc. (Monaco)	134	1,595
Safe Bulkers, Inc. (Monaco)	68	304
		1,899
Media — 1.2%
AMC Networks, Inc., Class A *	10	85
EchoStar Corp., Class A *	45	3,441
Gray Media, Inc.	37	215
John Wiley & Sons, Inc., Class A	33	1,311
Magnite, Inc. *	115	2,498
PubMatic, Inc., Class A *	127	1,053
Scholastic Corp.	33	896
Stagwell, Inc. *	181	1,020
TechTarget, Inc. *	60	350
Thryv Holdings, Inc. *	53	643
		11,512
Metals & Mining — 2.4%
Alpha Metallurgical Resources, Inc. *	6	941
Coeur Mining, Inc. *	343	6,436
Commercial Metals Co.	67	3,867
Constellium SE *	253	3,766
Hecla Mining Co.	187	2,259
Materion Corp.	15	1,761
Olympic Steel, Inc.	7	225
Ramaco Resources, Inc., Class A *	11	363

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — continued
SSR Mining, Inc. (Canada) *	67	1,638
Warrior Met Coal, Inc.	23	1,449
		22,705
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Adamas Trust, Inc.	86	601
Apollo Commercial Real Estate Finance, Inc.	45	455
Brightspire Capital, Inc.	160	869
Ladder Capital Corp.	329	3,587
Redwood Trust, Inc.	26	149
TPG RE Finance Trust, Inc.	61	526
		6,187
Multi-Utilities — 0.6%
Avista Corp.	7	249
Black Hills Corp.	48	2,978
Unitil Corp.	59	2,831
		6,058
Office REITs — 0.9%
City Office REIT, Inc.	28	195
COPT Defense Properties	126	3,650
Empire State Realty Trust, Inc., Class A	95	724
Paramount Group, Inc. *	132	866
Piedmont Realty Trust, Inc., Class A	204	1,838
Postal Realty Trust, Inc., Class A	36	567
SL Green Realty Corp.	20	1,221
		9,061
Oil, Gas & Consumable Fuels — 3.6%
Berry Corp.	262	990
Centrus Energy Corp., Class A * (a)	5	1,574
Chord Energy Corp.	8	777
Clean Energy Fuels Corp. *	449	1,158
CNX Resources Corp. *	39	1,261
Core Natural Resources, Inc.	6	497
CVR Energy, Inc. *	21	767
Delek US Holdings, Inc.	31	1,005
Energy Fuels, Inc. * (a)	134	2,060
Excelerate Energy, Inc., Class A	64	1,607
Gulfport Energy Corp. *	11	2,029
International Seaways, Inc.	12	535
Matador Resources Co.	38	1,724
Murphy Oil Corp.	40	1,124
New Fortress Energy, Inc. * (a)	92	204
NextDecade Corp. *	103	697
Ovintiv, Inc.	38	1,532
Par Pacific Holdings, Inc. *	82	2,903
PBF Energy, Inc., Class A	28	849

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Peabody Energy Corp.	103	2,727
Scorpio Tankers, Inc. (Monaco)	3	141
Teekay Corp. Ltd. (Bermuda)	229	1,874
Teekay Tankers Ltd., Class A (Canada)	52	2,654
Uranium Energy Corp. *	178	2,369
World Kinect Corp.	53	1,385
		34,443
Passenger Airlines — 0.6%
Joby Aviation, Inc. * (a)	216	3,482
SkyWest, Inc. *	23	2,282
		5,764
Personal Care Products — 0.3%
BellRing Brands, Inc. *	14	499
Nature's Sunshine Products, Inc. *	29	457
Oddity Tech Ltd., Class A (Israel) *	29	1,806
		2,762
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals, Inc. *	160	1,598
ANI Pharmaceuticals, Inc. *	18	1,679
Atea Pharmaceuticals, Inc. *	93	270
Avadel Pharmaceuticals plc, ADR *	185	2,829
Axsome Therapeutics, Inc. *	8	1,020
Corcept Therapeutics, Inc. *	33	2,693
Crinetics Pharmaceuticals, Inc. *	59	2,465
Indivior plc (United Kingdom) *	45	1,091
Ocular Therapeutix, Inc. *	84	975
Phibro Animal Health Corp., Class A	81	3,272
Terns Pharmaceuticals, Inc. *	257	1,930
WaVe Life Sciences Ltd. *	52	381
Zevra Therapeutics, Inc. *	164	1,562
		21,765
Professional Services — 2.0%
Barrett Business Services, Inc.	31	1,349
BlackSky Technology, Inc. * (a)	82	1,661
ExlService Holdings, Inc. *	28	1,243
Heidrick & Struggles International, Inc.	45	2,223
IBEX Holdings Ltd. *	62	2,493
KBR, Inc.	30	1,401
Kelly Services, Inc., Class A	69	910
Legalzoom.com, Inc. *	87	901
Planet Labs PBC *	55	719
TriNet Group, Inc.	10	688
Verra Mobility Corp. *	118	2,916
WNS Holdings Ltd. (United Kingdom) *	41	3,116
		19,620

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.4%
Cushman & Wakefield plc *	19	301
Newmark Group, Inc., Class A	126	2,341
RE/MAX Holdings, Inc., Class A *	29	274
Real Brokerage, Inc. (The) (Canada) *	190	796
		3,712
Residential REITs — 0.2%
Independence Realty Trust, Inc.	75	1,237
UMH Properties, Inc.	15	228
Veris Residential, Inc.	19	283
		1,748
Retail REITs — 0.8%
Curbline Properties Corp.	43	969
Getty Realty Corp.	18	482
InvenTrust Properties Corp.	50	1,418
Kite Realty Group Trust	60	1,331
NETSTREIT Corp. (a)	25	458
Phillips Edison & Co., Inc.	88	3,029
Tanger, Inc.	12	406
		8,093
Semiconductors & Semiconductor Equipment — 3.6%
Alpha & Omega Semiconductor Ltd. *	14	401
Ambarella, Inc. *	13	1,110
Axcelis Technologies, Inc. *	5	446
Credo Technology Group Holding Ltd. *	48	6,928
Diodes, Inc. *	47	2,484
FormFactor, Inc. *	53	1,941
MaxLinear, Inc. *	23	363
NVE Corp.	18	1,177
Penguin Solutions, Inc. *	56	1,483
Rambus, Inc. *	95	9,884
Rigetti Computing, Inc. * (a)	86	2,574
Semtech Corp. *	20	1,393
SiTime Corp. *	4	1,109
Ultra Clean Holdings, Inc. *	107	2,920
		34,213
Software — 6.5%
A10 Networks, Inc.	20	357
Adeia, Inc.	34	576
Appian Corp., Class A *	35	1,075
Asana, Inc., Class A *	79	1,050
Aurora Innovation, Inc. *	55	299
Bit Digital, Inc. * (a)	853	2,560
BlackLine, Inc. *	24	1,283
Box, Inc., Class A *	95	3,078
Braze, Inc., Class A *	26	747

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Cipher Mining, Inc. * (a)	516	6,494
Cleanspark, Inc. * (a)	22	320
Clearwater Analytics Holdings, Inc., Class A *	121	2,189
Commvault Systems, Inc. *	12	2,254
Consensus Cloud Solutions, Inc. *	69	2,019
Core Scientific, Inc. * (a)	125	2,235
Digital Turbine, Inc. *	119	762
D-Wave Quantum, Inc. (Canada) * (a)	79	1,959
Freshworks, Inc., Class A *	163	1,916
Hut 8 Corp. (Canada) *	21	735
InterDigital, Inc. (a)	19	6,414
LiveRamp Holdings, Inc. *	47	1,262
MARA Holdings, Inc. * (a)	172	3,134
ON24, Inc. *	328	1,878
Ooma, Inc. *	143	1,711
Pagaya Technologies Ltd., Class A *	25	751
Porch Group, Inc. *	66	1,104
Qualys, Inc. *	15	1,996
Riot Platforms, Inc. *	95	1,807
Sapiens International Corp. NV (Israel)	37	1,605
SoundHound AI, Inc. * (a)	89	1,432
Tenable Holdings, Inc. *	53	1,544
Terawulf, Inc. * (a)	132	1,505
WM Technology, Inc. *	554	643
Workiva, Inc. *	17	1,432
Xperi, Inc. *	254	1,643
Zeta Global Holdings Corp., Class A *	58	1,155
		62,924
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	14	342
PotlatchDeltic Corp.	102	4,154
Smartstop Self Storage REIT, Inc. (a)	22	825
		5,321
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A *	21	1,774
Advance Auto Parts, Inc.	19	1,178
American Eagle Outfitters, Inc.	89	1,516
Asbury Automotive Group, Inc. *	6	1,380
Boot Barn Holdings, Inc. *	9	1,578
Buckle, Inc. (The)	31	1,811
EVgo, Inc. *	120	566
Genesco, Inc. *	14	413
Group 1 Automotive, Inc.	2	956
RealReal, Inc. (The) *	170	1,813
Signet Jewelers Ltd.	57	5,496
Sonic Automotive, Inc., Class A	13	980

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Urban Outfitters, Inc. *	54	3,867
Victoria's Secret & Co. *	57	1,544
		24,872
Technology Hardware, Storage & Peripherals — 0.7%
Diebold Nixdorf, Inc. *	24	1,367
IonQ, Inc. * (a)	92	5,676
		7,043
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. *	125	2,485
Wolverine World Wide, Inc.	90	2,475
		4,960
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	17	4,453
BlueLinx Holdings, Inc. *	6	428
Boise Cascade Co.	17	1,273
DNOW, Inc. *	159	2,427
DXP Enterprises, Inc. *	6	659
GATX Corp.	8	1,472
Herc Holdings, Inc.	10	1,218
Hudson Technologies, Inc. *	8	83
McGrath RentCorp	6	749
MRC Global, Inc. *	103	1,481
Rush Enterprises, Inc., Class A	60	3,210
WESCO International, Inc.	11	2,237
		19,690
Water Utilities — 0.4%
American States Water Co.	8	616
Consolidated Water Co. Ltd., Class D	87	3,068
		3,684
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	25	216
Telephone and Data Systems, Inc.	26	1,027
		1,243
Total Common Stocks (Cost $757,561)		949,710
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Biotechnology — 0.0% ^
OmniAb Operations, Inc., expiring 11/2/2022 ‡ *	8	—

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — continued
Life Sciences Tools & Services — 0.0% ^
OmniAb, Inc., expiring 11/3/2022 ‡ *	7	—
Total Rights (Cost $—) (b)		—
	SHARES (000)
Short-Term Investments — 5.9%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (c) (d) (Cost $15,961)	15,956	15,962
Investment of Cash Collateral from Securities Loaned — 4.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (c) (d) (Cost $40,448)	40,448	40,448
Total Short-Term Investments (Cost $56,409)		56,410
Total Investments — 104.3% (Cost $813,970)		1,006,120
Liabilities in Excess of Other Assets — (4.3)%		(41,209)
NET ASSETS — 100.0%		964,911

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $38,737.
(b)	Value is zero.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	132	12/19/2025	USD	16,209	76

Abbreviations
USD	United States Dollar

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$949,710	$—	$—	$949,710
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	15,962	—	—	15,962
Investment of Cash Collateral from Securities Loaned	40,448	—	—	40,448
Total Short-Term Investments	56,410	—	—	56,410
Total Investments in Securities	$1,006,120	$—	$— (a)	$1,006,120

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$76	$—	$—	$76

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$56,037	$134,515	$174,595	$5	$—	$15,962	15,956	$256	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	44,768	99,967	104,287	—	—	40,448	40,448	437	—
Total	$100,805	$234,482	$278,882	$5	$—	$56,410		$693	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.